Other Intangible Assets - Future Amortization Expenses (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2016	€ 108,015
2017	106,827
2018	106,343
2019	105,706
2020	104,752
Thereafter	791,281
Amortization expenses	€ 1,322,924	€ 738,170